Leases (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	$ 713
Additions and contact modifications	96
Payment	(174)
Interest	31
Translation adjustment	39
Lease liabilities, ending	668
Transfer to held for sale	(37)
Current liabilities	15,870	$ 13,090
Non-current liabilities	36,305	32,534
Lease liabilities	668	713
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Current liabilities	160	147
Non-current liabilities	508	$ 566
Ports [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	54
Additions and contact modifications	(8)
Payment	(21)
Interest	2
Translation adjustment	4
Lease liabilities, ending	31
Vessels [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	356
Additions and contact modifications	44
Payment	(65)
Interest	13
Translation adjustment	2
Lease liabilities, ending	350
Pelletizing Plants [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	126
Additions and contact modifications
Payment	(51)
Interest	6
Translation adjustment	16
Lease liabilities, ending	97
Properties [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	107
Additions and contact modifications	31
Payment	(20)
Interest	5
Translation adjustment	11
Lease liabilities, ending	97
Transfer to held for sale	(37)
Energy Plants [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	43
Additions and contact modifications
Payment	(3)
Interest	3
Lease liabilities, ending	43
Other [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	27
Additions and contact modifications	29
Payment	(14)
Interest	2
Translation adjustment	6
Lease liabilities, ending	$ 50